Commitments and Contingencies (Details Narrative) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Letter of credit, amount outstanding	$ 25,869	$ 22,902	$ 19,495